Summary of significant accounting policies - Schedule of Property and Equipment Estimated Useful Life (Details)	12 Months Ended
Dec. 31, 2022
Office building(note)
Property and equipment, net
Estimated useful lives	20 years
Residual rate	5.00%
Building decoration
Property and equipment, net
Estimated useful lives	10 years
Residual rate	5.00%
Servers and Network Equipment [Member]
Property and equipment, net
Residual rate	5.00%
Servers and Network Equipment [Member] | Minimum
Property and equipment, net
Estimated useful lives	3 years
Servers and Network Equipment [Member] | Maximum
Property and equipment, net
Estimated useful lives	5 years
Computer equipment
Property and equipment, net
Estimated useful lives	5 years
Residual rate	5.00%
Furniture, fixtures and office equipment
Property and equipment, net
Residual rate	5.00%
Furniture, fixtures and office equipment | Minimum
Property and equipment, net
Estimated useful lives	3 years
Furniture, fixtures and office equipment | Maximum
Property and equipment, net
Estimated useful lives	5 years
Motor vehicles
Property and equipment, net
Estimated useful lives	5 years
Residual rate	5.00%
Building decoration and leasehold improvements (note)
Property and equipment, net
Estimated useful lives	3 years